Income Taxes - Schedule of components of income tax provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United States federal:
Current	$ (3.2)	$ 1.4	$ (4.9)
Deferred	(47.8)	(180.4)	(46.1)
Total United States federal income taxes	(51.0)	(179.0)	(51.0)
United States state and local:
Current	(0.2)	17.1	2.4
Deferred	(1.1)	4.6	(4.7)
Total United States state and local income taxes	(1.3)	21.7	(2.3)
All other countries:
Current	37.1	44.4	41.5
Deferred	(9.8)	(7.6)	(12.5)
Total all other countries income taxes	27.3	36.8	29.0
Total income tax benefit	$ (25.0)	$ (120.5)	$ (24.3)